UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Pennsylvania Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Pennsylvania - 100.6%

            $  3,760    ABN AMRO Munitops Certificates Trust, GO, VRDN, Series 2001-18, 2.04% due
                        10/01/2009 (c)(d)                                                                       $     3,760

               9,500    ABN AMRO Munitops Certificates Trust Revenue Bonds, Pennsylvania, VRDN, Series
                        2003-24, 2.04% due 6/01/2011 (d)(e)                                                           9,500

               8,450    ABN AMRO Munitops Certificates Trust Revenue Refunding Bonds, Pennsylvania, VRDN,
                        Series 2003-20, 1.25% due 3/04/2005 (c)(d)                                                    8,450

              21,879    ABN AMRO Munitops Certificates Trust, VRDN, Series 1999-16, 2.02% due 3/07/2007 (b)(d)       21,879

               2,955    Allegheny County, Pennsylvania, GO, Series C-51, 1.40% due 5/01/2004                          2,955

                        Allegheny County, Pennsylvania, Hospital Development Authority, Hospital Revenue
                        Bonds, VRDN (d):
               1,165         (Jefferson Regional Medical Center), 1.10% due 4/01/2005                                 1,165
               3,000         (South Hills Health System), Series A, 1.71% due 6/01/2005                               3,000

               4,135    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds (Presbyterian
                        University Hospital), ACES, VRDN, Series B-3, 2% due 3/01/2018 (d)                            4,135

               6,860    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue Refunding Bonds
                        (Longwood at Oakmont Inc.), VRDN, Senior Series B, 2.03% due 7/01/2027 (d)(g)                 6,860

               4,800    Allegheny County, Pennsylvania, IDA, Revenue Bonds (Western Pennsylvania School for
                        Blind Children), VRDN, 1.70% due 7/01/2005 (d)                                                4,800

               7,500    Allegheny County, Pennsylvania, IDA Revenue Refunding Bonds, MERLOTS, VRDN, Series A-48,
                        2.06% due 9/01/2011 (a)(d)                                                                    7,500

               2,100    Allegheny County, Pennsylvania, IDR (Residential Rental Development), VRDN, AMT,
                        Series A, 2.04% due 7/01/2026 (d)                                                             2,100

               7,000    Allegheny County, Pennsylvania, Port Authority, GAN, 3% due 6/30/2005                         7,047

               2,900    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue
                        Bonds, AMT, VRDN, Series PP, 1.70% due 11/01/2035 (d)(h)                                      2,900

               1,350    Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT, Series A,
                        2.13% due 8/01/2008 (d)                                                                       1,350


Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund

ACES         Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
CP           Commercial Paper
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GAN          Grant Anticipation Notes
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Extendible Receipt Liquidity Option
             Tender Securities
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
S/F          Single-Family
TAN          Tax Anticipation Notes
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Pennsylvania (concluded)

                        Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds, VRDN, AMT (d):
            $    695         (Berks Products Corporation), 2.09% due 8/01/2006                                  $       695
               3,900         (Ram Industries Inc. Project), 2.09% due 12/01/2011                                      3,900

               2,265    Berks County, Pennsylvania, IDA Revenue Bonds (World Electronics Sales), VRDN, AMT,
                        2.14% due 8/01/2016 (d)                                                                       2,265

               5,425    Blair County, Pennsylvania, IDA Revenue Bonds (NPC Inc. Project), VRDN, AMT, 2.13% due
                        9/01/2017 (d)                                                                                 5,425

               2,835    Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT, 2.13%
                        due 9/01/2016 (d)                                                                             2,835

               2,360    Bradford County, Pennsylvania, IDA Revenue Bonds (State Aggregates Inc. Project), VRDN,
                        AMT, 2.14% due 2/01/2015 (d)                                                                  2,360

                        Bucks County, Pennsylvania, IDA Revenue Bonds, VRDN, AMT (d):
               3,580         (Bracalentes Manufacturing Company Inc. Project), 2.14% due 6/01/2016                    3,580
               4,500         (Harsco Corporation Project), 2.14% due 8/01/2011                                        4,500
               3,740         (L&P Properties LP Project), Series A, 2.24% due 6/01/2014                               3,740
                 625         (Specialty Ring Products Inc.), 2.14% due 10/01/2009                                       625

               1,920    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 2.14% due
                        9/01/2015 (d)                                                                                 1,920

               2,000    Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN, Series 644,
                        2.03% due 9/01/2010 (b)(d)                                                                    2,000

                        Chester County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
               2,435         (The Hankin Group), Series A, 2.14% due 12/01/2020                                       2,435
               2,650         (West Vincent Association), Series B, 2.14% due 12/01/2020                               2,650

               1,155    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                        2.17% due 11/01/2017 (d)                                                                      1,155

               2,950    Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project), VRDN,
                        AMT, 2.05% due 1/01/2014 (d)                                                                  2,950

               5,000    Eagle Tax-Exempt Trust, Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                        Government Revenue Bonds, VRDN, Series 2004-26, Class A, 2.03% due 8/01/2028 (a)(d)           5,000

               5,750    Eagle Tax-Exempt Trust, Pennsylvania State, GO, Refunding, VRDN, Series 2004-43, Class A,
                        2.03% due 9/01/2016 (d)                                                                       5,750

               5,940    Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 96C, Class 3801, 2.03% due
                        5/01/2014 (d)                                                                                 5,940

                 950    Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp. Project),
                        VRDN, AMT, 2.22% due 6/01/2006 (d)                                                              950

               1,605    Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa America),
                        VRDN, AMT, Series D, 2.17% due 7/01/2014 (d)                                                  1,605

               5,485    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                        Bonds (John XXIII Home Project), VRDN, 2.06% due 2/01/2030 (d)                                5,485

               2,590    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN,
                        AMT, 2.14% due 12/01/2014 (d)                                                                 2,590

                        Indiana County, Pennsylvania, IDA, PCR, Refunding, VRDN, AMT, Series A (d):
               2,780         (Conemaugh Project), 2% due 6/01/2027                                                    2,780
               5,200         (Exelon Generation Company, LLC Project), 2.02% due 6/01/2027                            5,200

                        Jackson Township, Pennsylvania, IDA Revenue Bonds, VRDN, AMT (d):
                 940         (I Auman Machine Company Inc. Project), 2.14% due 6/01/2008                                940
               4,975         (V&S Lebanon Galvanizing Project), 2.15% due 4/01/2021                                   4,975

               6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.03% due 9/15/2020 (d)       6,390

               4,000    Lackawanna County, Pennsylvania, GO, VRDN, Refunding, Series B, 2.01% due 10/15/2029 (d)(e)   4,000

               1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT, 2.12%
                        due 6/01/2026 (d)                                                                             1,400

               6,875    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                        Bonds (Brethren Village), VRDN, 2.04% due 6/15/2020 (d)                                       6,875

               1,400    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 2.09% due
                        2/01/2010 (d)                                                                                 1,400

               3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodgining, Inc. Project), VRDN,
                        2.14% due 12/01/2026 (d)                                                                      3,000

               2,555    Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company), VRDN, AMT,
                        Series B, 2.09% due 11/01/2022 (d)                                                            2,555

               2,263    Ligonier Valley, Pennsylvania, School District, TAN, 3% due 6/30/2005                         2,277

                        Luzerne County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                 910         (Diamond Manufacturing Company), 2.14% due 5/01/2006                                       910
               4,015         (Nardone Brothers Baking Project), AMT, 2.09% due 3/01/2019                              4,015

               5,000    Mercer County, Pennsylvania, GO, TRAN, 3.25% due 12/30/2005                                   5,049

                        Montgomery County, Pennsylvania, IDA Revenue Bonds, VRDN (d):
                 290         (Alcom Printing Group), AMT, Series A, 2.29% due 1/01/2020                                 290
                 945         (Alcom Printing Group), AMT, Series B, 2.14% due 1/01/2020                                 945
               1,435         (Big Little Association Project), Series A, 2.14% due 2/01/2019                          1,435
               3,260         (Edmund Optical Manufacturing LLC Project), AMT, 2.14% due 4/01/2016                     3,260
               1,040         (Girl Scouts of Southeastern Pennsylvania), 2.09% due 2/01/2025                          1,040
               1,250         (Independent Support System Project), 2.09% due 3/01/2016                                1,250
                 405         (Jadko Inc. Project), AMT, Series B, 2.14% due 6/01/2008                                   405
                 505         (Jadko Project), AMT, Series A, 2.14% due 6/01/2020                                        505
               1,720         (PB Hoffmann LLC Project), AMT, 2.14% due 1/01/2020                                      1,720
               2,155         (Valley Forge Baptist), 2.09% due 9/01/2023                                              2,155

               1,400    Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                        VRDN, AMT, Series A, 2.09% due 4/01/2007 (d)                                                  1,400

               4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 2.06% due
                        2/15/2027 (b)(d)                                                                              4,425

               6,000    Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series 2001-121,
                        Class A, 2% due 12/22/2009 (c)(d)                                                             6,000

               4,445    Northampton County, Pennsylvania, General Purpose Authority Revenue Notes (Lafayette
                        College), 3% due 11/21/2005                                                                   4,484

                        Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
               3,435         (DG Properties Inc. Project), 2.14% due 7/01/2021                                        3,435
               2,205         (Nicos Polymers & Grinding), 2.14% due 2/01/2020                                         2,205
               2,160         (Reale Association Project), 2.09% due 4/01/2012                                         2,160

               3,000    Northampton Township, Pennsylvania, TRAN, 3.25% due 12/30/2005                                3,031

               2,840    Northumberland County, Pennsylvania, IDA Revenue Bonds (Butter Krust Baking Company
                        Project), VRDN, AMT, 2.14% due 5/01/2011 (d)                                                  2,840

                 200    Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                        (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 2.08% due 4/01/2011 (d)                  200

                        Pennsylvania Economic Development Financing Authority, EDR, VRDN (d):
                 250         AMT, Series A6, 2.08% due 4/01/2007                                                        250
                 295         AMT, Series A6, 2.08% due 8/01/2014                                                        295
                 375         AMT, Series B8, 2.08% due 12/01/2024                                                       375
                 200         AMT, Series C2, 2.08% due 8/01/2012                                                        200
                 200         AMT, Series D4, 2.08% due 8/01/2011                                                        200
               3,600         AMT, Series D7, 2.08% due 8/01/2022                                                      3,600
                 250         AMT, Series G5, 2.08% due 12/01/2013                                                       250
                 300         (Gutchess Hardwoods Inc. Project), Series B, 2% due 4/01/2005                              300
                 900         (The Herr Group), Series H7, 2.08% due 12/01/2021                                          900
                 500         (Joseph B. Pigliacampo), AMT, Series B7, 2.08% due 5/01/2010                               500
                 400         (L.B. Foster Company), AMT, Series A2, 2.08% due 4/01/2021                                 400
                 900         (Moshannon Valley Economic Development Project), AMT, Series A1, 2.08% due 4/01/2017       900
               1,500         (North American Communications Project), AMT, Series A1, 2.08% due 4/01/2011             1,500
               4,900         (Northeast Architectural Products), AMT, Series B5, 2.08% due 8/01/2023                  4,900

                 100    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                        (Pittsburgh Thermal Limited), VRDN, Series A1, 2.08% due 5/01/2022 (d)                          100

                        Pennsylvania Economic Development Financing Authority Revenue Bonds, VRDN (d):
               1,000         (Conestoga Wood Specialists), Series C-1, 2.14% due 3/01/2015                            1,000
               1,290         (International Business Systems Project), AMT, Series B-4, 2.09% due 7/01/2012           1,290
               3,040         (Waste Gas Fabricating Company Project), AMT, Series C-3, 2.14% due 4/01/2020            3,040

                        Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                        Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (d):
               1,900         Series A, 2.155% due 10/01/2034                                                          1,900
               2,300         Series B, 2.19% due 10/01/2034                                                           2,300

                        Pennsylvania Energy Development Authority Revenue Bonds, VRDN, AMT (d):
               1,940         (B&W Ebensburg Project), 2.01% due 12/01/2011                                            1,940
                 900         (Piney Creek), Series C, 2.01% due 12/01/2011                                              900

                 510    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 81A, 1.25% due
                        4/01/2005 (d)                                                                                   510

               6,300    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B,
                        1.99% due 4/01/2035 (d)                                                                       6,300

              12,358    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 2.03% due 5/01/2018 (d)(e)                 12,358

               2,000    Pennsylvania State, GO, First Series, 5% due 1/01/2005 (b)                                    2,000

               5,860    Pennsylvania State, GO, MERLOTS, VRDN, Series A15, 2.06% due 1/01/2017 (b)(d)                 5,860

                 500    Pennsylvania State, GO, Refunding, VRDN, First Series, 5.25% due 1/15/2005 (b)(d)               501

                        Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                        Refunding Bonds, VRDN, AMT (d)(e):
              15,500         Series A, 2.05% due 6/01/2025                                                           15,500
               6,000         Series B, 2.05% due 1/01/2017                                                            6,000

              11,780    Pennsylvania State Higher Educational Facilities Authority, College and University
                        Revenue Bonds (Holy Family University), VRDN, 2.02% due 12/01/2033 (d)                       11,780

                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, VRDN (d):
               1,200         (Association of Independent Colleges and Universities), Series C-6, 1.04% due
                             5/01/2005                                                                                1,200
               2,000         (Association of Independent Colleges and Universities), Series M-3, 2% due 11/01/2033    2,000
               1,500         (Cedar Crest College), Series H-2, 1.40% due 5/01/2005                                   1,500
               2,600         (Council of Independent Colleges), Series A-8, 1.125% due 4/01/2005                      2,600
               8,000         (Honeysuckle Holdings Student Housing Project at Bloomsburg University of
                             Pennsylvania), Series A, 2.01% due 7/01/2034                                             8,000
              10,000         (University Properties Inc., Student Housing Project at East Stroudsburg University),
                             Series A, 2.01% due 8/01/2034                                                           10,000

               8,880    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                        (Carnegie Mellon University), VRDN, Series C, 1.97% due 11/01/2029 (d)                        8,880

                        Pennsylvania State Public School Building Authority, School Revenue Bonds, VRDN (d)(e):
               5,900         FLOATS, Series 958, 2.03% due 6/01/2033                                                  5,900
               2,995         MERLOTS, Series A42, 1.80% due 7/27/2005                                                 2,995

               8,500    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                        Series U, 1.98% due 12/01/2019 (d)                                                            8,500

                        Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
               4,410         (Comhar Inc. Project), 2.04% due 9/01/2023                                               4,410
               3,900         (Fox Chase Cancer Center Project), 1.97% due 7/01/2025                                   3,900
               3,700         (Gift of Life Donor Program Project), 2.02% due 12/01/2034                               3,700
               1,515         (Henry H. Ottens Manufacturing Project), 2.14% due 10/01/2013                            1,515
               1,940         (Lannett Company Inc. Project), 2.14% due 5/01/2014                                      1,940

               3,385    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue
                        Bonds, FLOATS, VRDN, Series 04-L17, 2.10% due 7/01/2007 (c)(d)                                3,385

               1,120    Philadelphia, Pennsylvania, Authority for Industrial Development Revenue Bonds
                        (Interim House West Project), VRDN, 2.09% due 9/01/2026 (d)                                   1,120

               2,395    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 906, 2.03% due 7/01/2017 (d)(e)                                                        2,395

                        Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                        Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
               2,900         Series A, 2.19% due 2/15/2014                                                            2,900
               2,000         Series A, 1.95% due 7/01/2022                                                            2,000
               4,000         Series B, 1.97% due 7/01/2025                                                            4,000

               2,995    Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, FLOATS, Series 773,
                        1.10% due 4/01/2005 (c)(d)                                                                    2,995

               2,300    Pottstown Boro, Pennsylvania, Educational Facilities Authority Revenue Bonds (The Hill
                        School Project), VRDN, 1.95% due 8/01/2032 (d)                                                2,300

              10,000    Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue Bonds
                        (Catholic Health Initiatives), VRDN, Series C, 1.95% due 5/01/2044 (d)                       10,000

               2,880    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                        Bonds, MERLOTS, VRDN, Series A-18, 2.06% due 3/01/2015 (a)(d)                                 2,880

               1,400    Selinsgrove, Pennsylvania, Area School District, TRAN, 3% due 6/30/2005                       1,409

               1,600    Somerset County, Pennsylvania, Hospital Authority ,Revenue Bonds (Somerset Community
                        Hospital Project), VRDN, Series B, 1.30% due 3/01/2005 (d)(g)                                 1,600

               3,620    Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel), VRDN,
                        AMT, 2.12% due 3/02/2015 (d)                                                                  3,620

               6,845    Union County, Pennsylvania, Hospital Authority, Hospital Revenue Refunding Bonds
                        (Evangelical Community Hospital), VRDN, 1.22% due 2/01/2021 (d)(g)                            6,845

               5,300    University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education
                        (Pittsburgh Asset Notes-Panthers), 3% due 10/14/2005                                          5,358

              15,000    Venango, Pennsylvania, IDA, CP, 1.92% due 1/03/2005                                          15,000

               8,835    Washington County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                        (Washington Hospital Project), VRDN, 2.25% due 7/01/2005 (a)(d)                               8,859

               2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project), VRDN,
                        AMT, 2.12% due 11/01/2020 (d)                                                                 2,000

                 785    Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products), VRDN, AMT,
                        2.17% due 12/01/2006 (d)                                                                        785

               2,515    York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT, 2.14%
                        due 6/01/2021 (d)                                                                             2,515


Puerto Rico - 0.5%

               2,591    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911, 2.01%
                        due 8/01/2026 (d)(f)                                                                          2,591

                        Total Investments (Cost - $492,153*) - 101.1%                                               492,153
                        Liabilities in Excess of Other Assets - (1.1%)                                              (5,398)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   486,755
                                                                                                                ===========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) GNMA Collateralized.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005